OTHER LONG TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Miscellaneous non-current assets [abstract]
Schedule of Other Long Term Assets
	December 31,
	2017	2016
	In thousands

Long term pre-paid expenses	$49	$40